Share-based Compensation - Summary of Assumptions Used to Measure the Fair Value of the Employee Stock Options Granted (Details)	Apr. 16, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility Rate	40.00%
Risk-free rate	4.83%
Risk-free rate	5.18%
Expected dividend yield	0.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	3 years
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	1 year